LEASE	12 Months Ended
Dec. 31, 2025
LEASE
LEASE

NOTE 10 – LEASE

On May 12, 2021, the Company entered into a lease arrangement for office space in the U.S. with Beckman/Lomas LLC, an entity controlled by a close family member of a director. Effective June 1, 2022, the related party divested its interests in the property, and as such, the lease agreement no longer constitutes a related party transaction. On March 6, 2024, the Company entered into an amended agreement with the landlord to extend the lease commencing in September 2024, and effective until August 2027.

The following summarizes right-of use asset and lease information about the Company’s operating leases as of December 31, 2025:

	Years ended
	December 31,
	2025	2024

Lease cost
Operating lease cost	$35	$32

Other information
Cash paid for operating cash flows from operating leases	$35	$30
Right-of-use assets obtained in exchange for new operating lease liability	$-	$111

Weighted-average remaining lease term — operating leases (year)	1.58	2.58
Weighted-average discount rate — operating leases	7.50%	7.50%

Future minimum lease payments under the operating lease liability have non-cancellable lease payments at December 31, 2025, as follows:

Total
Year Ended December 31,
2026	$43
2027	30
2028	-
2029	-
Thereafter	-
73
Less: Imputed interest	(4)
Operating lease liabilities	69

Operating lease liability - current	40
Operating lease liability - non-current	$29